Dec. 12, 2017
James Alpha Equity Hedge Portfolio
JAMES ALPHA EQUITY HEDGE PORTFOLIO

JAMES ALPHA EQUITY HEDGE PORTFOLIO

a series of

THE SARATOGA ADVANTAGE TRUST

Supplement dated December 12, 2017 to the Prospectus dated
December 31, 2016, as amended and restated June 7, 2017 and Statement of Additional Information dated December 31, 2016 of the Saratoga Advantage Trust

Class I Shares	(Ticker: JEHIX )
Class A Shares	(Ticker: JAHAX )
Class C Shares	(Ticker: JAHCX )

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Equity Hedge Portfolio (the “Portfolio”).

The Board of Trustees of The Saratoga Advantage Trust approved changes to the 80% investment policy and name of the Portfolio. These changes, which are described below, will become effective on or about February 15, 2018 (the “Effective Date”).

Changes to the Portfolio’s Principal Investment Strategies

On the Effective Date, the following non-fundamental investment policy will be eliminated:

“Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities.”

Accordingly, on the Effective Date, the Prospectus will be revised as follows:

Reference is made to the section entitled “Principal Investment Strategies.” located on page 2 of the Prospectus. The first sentence in the third paragraph under this section is deleted in its entirety.

Reference is made to the section entitled “Principal Investment Strategies” located on page 6 of the Prospectus. The first sentence in the third paragraph under this section is deleted in its entirety.

Change to the Portfolio’s Name

On the Effective Date, the name of the Portfolio will be changed to the James Alpha EHS Portfolio and all references to James Alpha Equity Hedge Portfolio in the Portfolio’s Prospectus and Statement of Additional Information will be revised accordingly.

Please retain this supplement for future reference.

JAMES ALPHA EQUITY HEDGE PORTFOLIO

a series of

THE SARATOGA ADVANTAGE TRUST

Supplement dated December 12, 2017 to the Prospectus and Statement of Additional Information

dated June 7, 2017 of the Saratoga Advantage Trust

Class S Shares	(Ticker: JAHSX)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Equity Hedge Portfolio (the “Portfolio”).

The Board of Trustees of The Saratoga Advantage Trust approved changes to the 80% investment policy and name of the Portfolio. These changes, which are described below, will become effective on or about February 15, 2018 (the “Effective Date”).

Changes to the Portfolio’s Principal Investment Strategies

On the Effective Date, the following non-fundamental investment policy will be eliminated:

“Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities.”

Accordingly, on the Effective Date, the Prospectus will be revised as follows:

Reference is made to the section entitled “Principal Investment Strategies.” located on page 10 of the Prospectus. The first sentence in the third paragraph under this section is deleted in its entirety.

Reference is made to the section entitled “Principal Investment Strategies of the James Alpha Equity Hedge Portfolio” located on page 49 of the Prospectus. The first sentence in the third paragraph under this section is deleted in its entirety.

Change to the Portfolio’s Name

On the Effective Date, the name of the Portfolio will be changed to the James Alpha EHS Portfolio and all references to James Alpha Equity Hedge Portfolio in the Portfolio’s Prospectus and Statement of Additional Information will be revised accordingly.

Please retain this supplement for future reference.